Loans and Other Financing - Summary of Changes in Gross Carrying Amount and ECL Allowances (Detail) - Commerce [member] $ in Thousands	Dec. 31, 2018 ARS ($)
Disclosure of internal credit grades [line items]
Gross carrying amount	$ 69,309,152
Expected credit loss allowance	752,948
New assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	52,303,744
Expected credit loss allowance	665,315
Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(26,547,594)
Expected credit loss allowance	(176,916)
Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(29,721,730)
Expected credit loss allowance	(288,488)
Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	67,170,083
Expected credit loss allowance	267,354
Impairments stage 1 [member] | New assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	51,953,623
Expected credit loss allowance	603,707
Impairments stage 1 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(26,221,369)
Expected credit loss allowance	(126,734)
Impairments stage 1 [member] | Transfers to Stage one [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	30,412
Expected credit loss allowance	722
Impairments stage 1 [member] | Transfers to Stage two [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(887,208)
Expected credit loss allowance	(9,572)
Impairments stage 1 [member] | Transfers to stage three [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,034,276)
Expected credit loss allowance	(423,005)
Impairments stage 1 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(29,033,791)
Expected credit loss allowance	(128,936)
Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	1,015,056
Expected credit loss allowance	57,652
Impairments stage 2 [member] | New assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	350,121
Expected credit loss allowance	61,608
Impairments stage 2 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(144,238)
Expected credit loss allowance	(9,658)
Impairments stage 2 [member] | Transfers to Stage one [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	2,033
Expected credit loss allowance	24
Impairments stage 2 [member] | Transfers to Stage two [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	887,208
Expected credit loss allowance	9,572
Impairments stage 2 [member] | Transfers to stage three [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(98,345)
Expected credit loss allowance	(9,746)
Impairments stage 2 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(300,958)
Expected credit loss allowance	(18,126)
Impairments Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	1,124,013
Expected credit loss allowance	427,942
Impairments Stage 3 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(181,987)
Expected credit loss allowance	(40,524)
Impairments Stage 3 [member] | Transfers to Stage one [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(32,445)
Expected credit loss allowance	(746)
Impairments Stage 3 [member] | Transfers to stage three [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	1,132,621
Expected credit loss allowance	432,751
Impairments Stage 3 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(386,981)
Expected credit loss allowance	$ (141,426)